Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Net income	$ 9,431	$ 8,728	$ 5,753
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note S)	(39)	(730)	152
Net changes related to available-for-sale securities (Note S)
Unrealized gains/(losses) arising during the period	1	(2)	1
Reclassification of (gains)/losses to net income			1
Total net changes related to available-for-sale securities	1	(2)	2
Unrealized gains/(losses) on cash flow hedges (Note S)
Unrealized gains/(losses) arising during the period	(689)	(136)	(58)
Reclassification of (gains)/losses to net income	75	449	(363)
Total unrealized gains/(losses) on cash flow hedges	(614)	313	(421)
Retirement-related benefit plans (Note S)
Prior service costs/(credits)	(73)	(182)	0
Net (losses)/gains arising during the period	(120)	(2,517)	682
Curtailments and settlements	41	11	19
Amortization of prior service (credits)/costs	(9)	(73)	(88)
Amortization of net (gains)/losses	1,843	2,966	2,889
Total retirement-related benefit plans	1,681	204	3,502
Other comprehensive income/(loss), before tax (Note S)	1,029	(215)	3,235
Income tax (expense)/benefit related to items of other comprehensive income (Note S)	(136)	(262)	(429)
Other comprehensive income/(loss) (Note S)	893	(476)	2,806
Total comprehensive income	$ 10,324	$ 8,252	$ 8,559